Pension Plans and Postretirement Benefits (Tables)	12 Months Ended
Nov. 30, 2021
Retirement Benefits [Abstract]
Components Of Defined Benefit Pension Plans
A summary of activity with respect to both plans is as follows (in thousands):

	Year Ended November 30,
	2021	2020
Change in projected benefit obligation:
Projected benefit obligation, beginning of year	$236,572	$218,874
Interest cost	4,946	6,349
Actuarial (gains) losses	(4,977)	22,475
Settlement payments	—	(2,476)
Benefits paid	(9,813)	(8,650)
Projected benefit obligation, end of year	$226,728	$236,572

Change in plan assets:
Fair value of plan assets, beginning of year	$190,220	$166,071
Actual return on plan assets	13,619	29,376
Employer contributions	7,089	8,688
Benefits paid	(9,813)	(8,650)
Settlement payments	—	(2,476)
Administrative expenses	(1,900)	(2,789)
Fair value of plan assets, end of year	$199,215	$190,220

Funded status at end of year	$(27,513)	$(46,352)

Schedule of Net Benefit Costs
The following table summarizes the components of net periodic pension cost and other amounts recognized in other comprehensive income (loss) excluding taxes (in thousands):

	Year Ended November 30,
	2021	2020	2019
Components of net periodic pension cost:
Interest cost	$4,946	$6,349	$8,070
Expected return on plan assets	(8,433)	(7,934)	(7,456)
Settlement charge	—	376	—
Actuarial losses	4,192	3,453	1,897
Net periodic pension cost	$705	$2,244	$2,511

Amounts recognized in other comprehensive income (loss):
Net (gains) losses arising during the period	$(8,264)	$3,821	$9,576
Settlement charge	—	(376)	—
Amortization of net loss	(4,192)	(3,453)	(1,897)
Total recognized in other comprehensive income (loss)	$(12,456)	$(8)	$7,679

Net amount recognized in net periodic benefit cost and other comprehensive income (loss)	$(11,751)	$2,236	$10,190

Schedule Of Amounts Recognized In Other Comprehensive Income (Loss)
The following table summarizes the components of net periodic pension cost and other amounts recognized in other comprehensive income (loss) excluding taxes (in thousands):

	Year Ended November 30,
	2021	2020	2019
Components of net periodic pension cost:
Interest cost	$4,946	$6,349	$8,070
Expected return on plan assets	(8,433)	(7,934)	(7,456)
Settlement charge	—	376	—
Actuarial losses	4,192	3,453	1,897
Net periodic pension cost	$705	$2,244	$2,511

Amounts recognized in other comprehensive income (loss):
Net (gains) losses arising during the period	$(8,264)	$3,821	$9,576
Settlement charge	—	(376)	—
Amortization of net loss	(4,192)	(3,453)	(1,897)
Total recognized in other comprehensive income (loss)	$(12,456)	$(8)	$7,679

Net amount recognized in net periodic benefit cost and other comprehensive income (loss)	$(11,751)	$2,236	$10,190

Schedule Of Assumptions For Pension Plan
The assumptions used are as follows:

	November 30,
	2021	2020
WilTel Plan
Discount rate used to determine benefit obligation	2.60%	2.20%
Weighted-average assumptions used to determine net pension cost:
Discount rate	2.20%	3.00%
Expected long-term return on plan assets	7.00%	7.00%

Jefferies Group Plan
Discount rate used to determine benefit obligation	2.40%	2.00%
Weighted-average assumptions used to determine net pension cost:
Discount rate	2.00%	2.90%
Expected long-term return on plan assets	5.00%	6.25%

Schedule Of Expected Pension Benefit Payments	The following pension benefit payments are expected to be paid (in thousands):

Fiscal Year:
2022	$13,461
2023	12,407
2024	13,559
2025	13,104
2026	13,820
2027 – 2031	70,236